Shareholder Report, Average Annual Return (Details) 196865_Palm Valley Capital Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	4.46%	4.98%	6.69%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	15.28%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	6.02%	7.31%	8.06%